Income taxes	12 Months Ended
Dec. 31, 2023
Income taxes
Income taxes

Note 16 — Income taxes

The components of the provision for income taxes for the years ended December 31, 2023, and 2022 were as follows:

	2023	2022
Current:
Federal	$272	$—
State	7	5
Total current	279	5
Deferred:
Federal	(71)	1,096
State	—	104
Total deferred	(71)	1,200
Total income tax provision	$208	$1,205

	2023	2022
Deferred Tax Assets:
Impairment	$1,134	$1,147
Accruals	107	108
Reserves	52	75
Interest carryforward	31	31
Net operating losses	3,849	2,387
Other	60	40
Financial instruments	1,392	—
Start-up costs	982	—
UNICAP 263A	175	395
Valuation allowance	(7,011)	(3,583)
Total deferred tax assets	$771	600
Deferred Tax Liabilities:
Prepaid Expense	$(162)	(24)
Other	(30)	(157)
Depreciation	(597)	(509)
Total deferred tax liabilities	(789)	(690)
Deferred tax (liabilities) assets, net	$(18)	$(90)

The total provision for income taxes for the years ended December 31, 2023, and 2022 varies from the federal statutory rate as a result of the following:

	2023	2022
Loss before income tax expense	$(22,060)	$(12,085)
Statutory tax rate	21%	21%
Income tax (benefit) expense at federal statutory rate	(4,633)	(2,538)
Increase (decrease) resulting from:
Permanent differences	2,300	494
State income tax, net of federal benefit	(177)	(343)
Valuation allowance	3,428	3,583
Other, net	(710)	9
Income tax expense	208	1,205
Current income tax expense	279	5
Deferred income tax (benefit)	(71)	1,200
Total	$208	$1,205

Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. As a result of the Company’s evaluation of both the positive and negative evidence, the Company determined it does not believe it is more likely than not that its deferred tax assets will be utilized in the foreseeable future and has recorded a valuation allowance. For the year ended December 31, 2023, the Company recognized income tax expense because of a true-up on the federal tax payable and interest on late payment of the federal tax payable. For the year ended December 31, 2022, the Company recognized income tax expense because of a change in valuation allowance.

Changes in the valuation allowance are as follows:

	2023	2022
Balance, beginning of the year	$3,583	$—
Additions to valuation allowance	3,428	3,583
Balance, end of the year	7,011	3,583

The Company intends to continue maintaining a valuation allowance on its deferred tax assets until there is sufficient evidence to support reversal of all or some portion of these allowances.

The Company reported U.S. net operating loss carryforwards of $16,771 and state net operating loss carryforward of $22,416. For state income tax purposes, the Company has $20,218 of net operating losses which are subject to expiration. The carryforward life for the net operating losses is dependent on the rules for each jurisdiction and therefore the losses are subject to expiration with the earliest year being 2033 and the latest year being 2044. The U.S. net operating loss carryforwards of $16,771 of federal and $2,198 of state NOLs will not expire. In addition, the Company also had U.S. interest limitation carryforwards of $133 with an indefinite expiration date.

A reconciliation of unrecognized tax benefits is as follows:

	2023	2022
Balance, beginning of the year	$—	$—
Additions	—	—
Balance, end of the year	—	—

The Company recognizes interest and penalties related to unrecognized tax benefits within the provision for income taxes in the consolidated statement of operation and as of December 31, 2023, and 2022, the Company did not accrue interest and penalties. The Company does not expect its unrecognized tax benefits to change significantly in the next twelve months. We file income tax returns in the U.S. as well as in various states and the Company notes that the earliest year open to examination is 2020. The Company is not currently under examination by any major tax jurisdiction.